Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income Tax Rates [Table Text Block]
The following table summarizes income tax rates under the tax reform law:

	2015	2016	2017	2018	2019
Income Tax	25%	25%	25%	25%	25%
CREE Tax	9%	9%	9%	9%	9%
CREE Surtax	5%	6%	8%	9%	—
Total Tax on Income	39%	40%	42%	43%	34%

The following table summarizes income tax rates under the tax reform law.

	2015	2016	2017	2018	2019
Income Tax	25%	25%	25%	25%	25%
CREE Tax	9%	9%	9%	9%	9%
CREE Surtax	5%	6%	8%	9%	—
Total Tax on Income	39%	40%	42%	43%	34%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense (benefit) are as follows:

	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Current income tax
Foreign	$8,728	$2,086	$17,985	$6,652
Deferred income tax
Foreign	(204)	(316)	(1,058)	352
Total Provision for Income tax	$8,524	$1,770	$16,927	$7,004

The components of income tax expense (benefit) are as follows:

	December 31,
	2014	2013
Current income tax
Foreign	$9,453	$4,183
Deferred income Tax
Foreign	(915)	4,513
Total Provision for Income Tax	$8,538	$8,696

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory tax rate in Colombia to the Company’s effective tax rate is as follows:

	December 31,
	2014	2013
Income tax expense at statutory rates	34.0%	34.0%
Non-deductible expenses	1.6%	6.5%
Non-taxable income	-6.0%	-12.2%
Effective tax rate	29.6%	28.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company has the following net deferred tax assets and liabilities:

	December 31,
	2014	2013
Deferred tax assets:
Accounts Receivable Clients – not delivered FOB	$1,260	$518
Accounts Receivable Clients – POC	2,452	849
Depreciation	1,542	465
Financials Liabilities	5
Provision Inventory obsolescence	114	489
Total deferred tax assets	$5,373	$2,321
Deferred tax liabilities:
Inventory – not delivered FOB	$984	$405
Accounts Receivable Clients – POC	6,325	4,706
Depreciation	485	565
Financials Liabilities	—	78
Provision Accounts Receivable	622	944
Total deferred tax liabilities	$8,416	$6,698
Net deferred tax liability	$3,043	$4,377